Deposits (Tables)	12 Months Ended
Dec. 31, 2023
Deposits
Schedule of deposits on equipment

Deposits on equipment:
Balance as of December 31, 2022	$33,273
Additions	230,397
Reclassifications to property and equipment	(78,376)
Balance as of December 31, 2023	185,294
Security deposits	29,715
Total long-term deposits	$215,009